Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable, Allowance [Abstract]
Changes in the Allowance for Credit Losses
The table below presents the allowance and the carrying value of outstanding loans and leases by portfolio segment at December 31, 2014 and 2013.

Allowance and Carrying Value by Portfolio Segment

	December 31, 2014
(Dollars in millions)	Consumer Real Estate	Credit Card and Other Consumer	Commercial	Total
Impaired loans and troubled debt restructurings (1)
Allowance for loan and lease losses (2)	$727	$339	$159	$1,225
Carrying value (3)	25,628	1,141	2,198	28,967
Allowance as a percentage of carrying value	2.84%	29.71%	7.23%	4.23%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$3,556	$3,708	$4,278	$11,542
Carrying value (3, 4)	255,525	183,430	384,019	822,974
Allowance as a percentage of carrying value (4)	1.39%	2.02%	1.11%	1.40%
Purchased credit-impaired loans
Valuation allowance	$1,652	n/a	n/a	$1,652
Carrying value gross of valuation allowance	20,769	n/a	n/a	20,769
Valuation allowance as a percentage of carrying value	7.95%	n/a	n/a	7.95%
Total
Allowance for loan and lease losses	$5,935	$4,047	$4,437	$14,419
Carrying value (3, 4)	301,922	184,571	386,217	872,710
Allowance as a percentage of carrying value (4)	1.97%	2.19%	1.15%	1.65%

	December 31, 2013
Impaired loans and troubled debt restructurings (1)
Allowance for loan and lease losses (2)	$1,231	$579	$277	$2,087
Carrying value (3)	31,458	2,079	3,048	36,585
Allowance as a percentage of carrying value	3.91%	27.85%	9.09%	5.70%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$4,794	$4,326	$3,728	$12,848
Carrying value (3, 4)	285,015	185,969	385,357	856,341
Allowance as a percentage of carrying value (4)	1.68%	2.33%	0.97%	1.50%
Purchased credit-impaired loans
Valuation allowance	$2,493	n/a	n/a	$2,493
Carrying value gross of valuation allowance	25,265	n/a	n/a	25,265
Valuation allowance as a percentage of carrying value	9.87%	n/a	n/a	9.87%
Total
Allowance for loan and lease losses	$8,518	$4,905	$4,005	$17,428
Carrying value (3, 4)	341,738	188,048	388,405	918,191
Allowance as a percentage of carrying value (4)	2.49%	2.61%	1.03%	1.90%

(1)
Impaired loans include nonperforming commercial loans and all TDRs, including both commercial and consumer TDRs. Impaired loans exclude nonperforming consumer loans unless they are TDRs, and all consumer and commercial loans accounted for under the fair value option.

(2)	Allowance for loan and lease losses includes $35 million and $36 million related to impaired U.S. small business commercial at December 31, 2014 and 2013.

(3)	Amounts are presented gross of the allowance for loan and lease losses.

(4)	Outstanding loan and lease balances and ratios do not include loans accounted for under the fair value option of $8.7 billion and $10.0 billion at December 31, 2014 and 2013.
n/a = not applicable

The table below summarizes the changes in the allowance for credit losses by portfolio segment for 2014, 2013 and 2012.

	2014
(Dollars in millions)	Consumer Real Estate	Credit Card and Other Consumer	Commercial	Total Allowance
Allowance for loan and lease losses, January 1	$8,518	$4,905	$4,005	$17,428
Loans and leases charged off	(2,219)	(4,149)	(658)	(7,026)
Recoveries of loans and leases previously charged off	1,426	871	346	2,643
Net charge-offs	(793)	(3,278)	(312)	(4,383)
Write-offs of PCI loans	(810)	—	—	(810)
Provision for loan and lease losses	(976)	2,458	749	2,231
Other (1)	(4)	(38)	(5)	(47)
Allowance for loan and lease losses, December 31	5,935	4,047	4,437	14,419
Reserve for unfunded lending commitments, January 1	—	—	484	484
Provision for unfunded lending commitments	—	—	44	44
Reserve for unfunded lending commitments, December 31	—	—	528	528
Allowance for credit losses, December 31	$5,935	$4,047	$4,965	$14,947

	2013
Allowance for loan and lease losses, January 1	$14,933	$6,140	$3,106	$24,179
Loans and leases charged off	(3,766)	(5,495)	(1,108)	(10,369)
Recoveries of loans and leases previously charged off	879	1,141	452	2,472
Net charge-offs	(2,887)	(4,354)	(656)	(7,897)
Write-offs of PCI loans	(2,336)	—	—	(2,336)
Provision for loan and lease losses	(1,124)	3,139	1,559	3,574
Other (1)	(68)	(20)	(4)	(92)
Allowance for loan and lease losses, December 31	8,518	4,905	4,005	17,428
Reserve for unfunded lending commitments, January 1	—	—	513	513
Provision for unfunded lending commitments	—	—	(18)	(18)
Other	—	—	(11)	(11)
Reserve for unfunded lending commitments, December 31	—	—	484	484
Allowance for credit losses, December 31	$8,518	$4,905	$4,489	$17,912

	2012
Allowance for loan and lease losses, January 1	$21,079	$8,569	$4,135	$33,783
Loans and leases charged off	(7,849)	(7,727)	(2,096)	(17,672)
Recoveries of loans and leases previously charged off	496	1,519	749	2,764
Net charge-offs	(7,353)	(6,208)	(1,347)	(14,908)
Write-offs of PCI loans	(2,820)	—	—	(2,820)
Provision for loan and lease losses	4,073	3,899	338	8,310
Other (1)	(46)	(120)	(20)	(186)
Allowance for loan and lease losses, December 31	14,933	6,140	3,106	24,179
Reserve for unfunded lending commitments, January 1	—	—	714	714
Provision for unfunded lending commitments	—	—	(141)	(141)
Other	—	—	(60)	(60)
Reserve for unfunded lending commitments, December 31	—	—	513	513
Allowance for credit losses, December 31	$14,933	$6,140	$3,619	$24,692

(1)	Primarily represents the net impact of portfolio sales, consolidations and deconsolidations, and foreign currency translation adjustments.